Note 5 - Broker-dealers and Clearing Organizations and Other Receivables	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Notes to Financial Statements
Due to and from Broker-Dealers and Clearing Organizations Disclosure [Text Block]
NOTE 3. RECEIVABLES FROM BROKER-DEALERS AND CLEARING ORGANIZATIONS AND OTHER RECEIVABLES

At June 30, 2016 and September 30, 2015, the receivables of $3,610,000 and $3,078,000, respectively, from broker-dealers and clearing organizations represent net amounts due for fees and commissions associated with the Company’s retail brokerage business as well as asset based fee revenues associated with the Company’s Investment advisory business.

Other receivables, net, at June 30, 2016 and September 30, 2015 of $3,852,000 and $3,709,000, respectively, principally represent trailing fees and fees for tax and accounting services and are net of allowance for doubtful accounts of $646,000 and $573,000, respectively.

NOTE
5. BROKER-DEALERS AND CLEARING ORGANIZATIONS
AND OTHER
RECEIVABLES

At September 30, 2015 and 2014, the receivables of $3,078,000 and $4,985,000, respectively, from broker-dealers and clearing organizations represent net amounts due for commissions and fees associated with the Company’s retail brokerage business as well as asset based fee revenue associated with the Company’s asset management advisory business. Other receivables at September 30, 2015 and 2014 of $3,709,000 and 3,998,000, respectively, principally represent trailing commissions, tax and accounting fees and investment banking fees and are net of an allowance for uncollectable accounts of $573,000 and $336,000, respectively.